Pension Plans (Details Textual) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other post-employment benefit plans [Member]
Statement Line Items [Line Items]
Plan assets	$ 7,195	$ 6,804	$ 7,919	$ 6,612